SUBSEQUENT EVENTS (Details) - USD ($)					12 Months Ended
	Mar. 15, 2022	Feb. 15, 2022	Dec. 27, 2021	Oct. 20, 2021	Sep. 30, 2021	Sep. 30, 2020
Subsequent Event [Line Items]
Par vale					$ 0	$ 0
Total purchase price					$ 25,000,000
Second amendment to the subscription agreement | CG Malta Holding Limited
Subsequent Event [Line Items]
Total purchase price			$ 25,000,000
Subsequent Event
Subsequent Event [Line Items]
Potential distribution upon receiving returns from its prior investments (as a percent)				25.00%
Subsequent Event | CG Malta Holding Limited
Subsequent Event [Line Items]
Payment that shall be completed within threshold period	$ 5,000,000	$ 5,000,000
Subsequent Event | Second amendment to the subscription agreement
Subsequent Event [Line Items]
Total purchase price			$ 25,000,000
Payment that shall be completed within threshold period	$ 5,000,000	$ 5,000,000